Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Obligations

As of June 30, 2025 and December 31, 2024, the Company had the following lease obligations:

	Discount		June 30,	December 31,
	Rate	Maturity	2025	2024
Current	3.0% - 4.5%	2025-2028	€19,822	€32,367
Non-current	3.0% - 4.5%	2026-2028	16,800	3,958
			€36,622	€36,325

Schedule of Lease Liabilities
Balance - December 31, 2023	€56,066
Lease liability additions from lease modification	41,944
Repayment of Lease liability	(63,996)
Interest expense on lease liabilities	2,311
Balance - December 31, 2024	€36,325
Lease liability additions	42,644
Cancellation of lease	(4,301)
Repayment of Lease liability	(40,488)
Interest expense on lease liabilities	2,442
Balance - June 30, 2025	€36,622

Schedule of Maturity Lease Liabilities

The following table summarizes the maturity of our lease liabilities as of June 30, 2025:

Year Ended December 31,

2025 (excluding 6 months ended June 30, 2025)	€11,080
2026	16,923
2027	7,887
2028	2,476
Total lease payments	38,366
Less: financing cost	(1,744)
Lease liabilities	€36,622

Schedule of Right-of-Use Assets

As of June 30, 2025 and December 31, 2024, the Company has right-of-use assets as follows:

Balance - December 31, 2023	€54,935
Additions from lease modification	41,944
Depreciation	(61,568)
Balance - December 31, 2024	€35,311
Additions from lease modification	42,644
Depreciation	(38,250)
Cancellation of lease	(4,164)
Balance - June 30, 2025	€35,541